Taxes on Income (Tax rates of subsidiaries outside Israel) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes [Line Items]
Tax rate	23.00%	23.00%	23.00%
Brazil [Member]
Deferred income taxes [Line Items]
Tax rate	34.00%
Germany [Member]
Deferred income taxes [Line Items]
Tax rate	29.00%
United States [Member]
Deferred income taxes [Line Items]
Tax rate	26.00%
Additional information for tax rate	The tax rate is an estimated average and includes federal and states tax. Different rate may apply in each specific year, as a result of different allocation of income between the different states.
Netherlands [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
Spain [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
China [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
United Kingdom [Member]
Deferred income taxes [Line Items]
Tax rate	19.00%